UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-01737

                      GREAT WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005


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Item 1.  Schedule of Investments

Great-West Variable Annuity Account A
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.74%
      1,350 Lockheed Martin Corp                                          82,431
      3,200 Rockwell Collins                                             152,288
                                                                        $234,719

AUTO PARTS & EQUIPMENT --- 2.84%
      3,200 Johnson Controls Inc                                         178,432
                                                                        $178,432

BANKS --- 5.57%
      5,123 Regions Financial Corp                                       165,985
      3,625 Wachovia Corp                                                184,549
                                                                        $350,534

BUILDING MATERIALS --- 3.16%
      3,500 Vulcan Materials Co                                          198,905
                                                                        $198,905

CHEMICALS --- 2.84%
      2,500 PPG Industries Inc                                           178,800
                                                                        $178,800

COMMUNICATIONS - EQUIPMENT --- 1.69%
        110 Lucent Technologies Inc*                                          74
      7,100 Motorola Inc                                                 106,287
                                                                        $106,361

COMPUTER HARDWARE & SYSTEMS --- 1.71%
      2,800 Dell Inc*                                                    107,576
                                                                        $107,576

ELECTRIC COMPANIES --- 2.88%
      4,300 Consolidated Edison Inc                                      181,374
                                                                        $181,374

ELECTRONIC INSTRUMENT & EQUIP --- 2.88%
      3,200 Rockwell Automation Inc                                      181,248
                                                                        $181,248

ELECTRONICS - SEMICONDUCTOR --- 1.62%
      4,400 Intel Corp                                                   102,212
                                                                        $102,212

FINANCIAL SERVICES --- 2.32%
      4,224 JPMorgan Chase & Co                                          146,150
                                                                        $146,150

FOOD & BEVERAGES --- 2.88%
      3,000 Hershey Foods Corp                                           181,380
                                                                        $181,380

HOUSEHOLD GOODS --- 8.46%
      2,900 Kimberly-Clark Corp                                          190,617
      4,500 Leggett & Platt Inc                                          129,960
      5,900 Maytag Corp                                                   82,423
      5,900 Newell Rubbermaid Inc                                        129,446
                                                                        $532,446

INSURANCE RELATED --- 10.59%
      2,500 Allstate Corp                                                135,150
      2,600 Hartford Financial Services Group Inc                        178,256
      3,800 Lincoln National Corp                                        171,532
      3,475 Torchmark Corp                                               181,395
                                                                        $666,333

LEISURE & ENTERTAINMENT --- 2.85%
     10,220 Time Warner Inc*                                             179,361
                                                                        $179,361

OFFICE EQUIPMENT & SUPPLIES --- 2.41%
     10,000 Xerox Corp*                                                  151,500
                                                                        $151,500

OIL & GAS --- 10.61%
      2,424 Exxon Mobil Corp                                             144,470
      2,100 Schlumberger Ltd                                             148,008
      2,530 Sunoco Inc                                                   261,906
      2,200 Transocean Inc*                                              113,212
                                                                        $667,596

PHARMACEUTICALS --- 3.42%
      3,200 Johnson & Johnson                                            214,912
                                                                        $214,912

PRINTING & PUBLISHING --- 5.17%
      2,100 Gannett Co Inc                                               166,068
      4,000 Tribune Co                                                   159,480
                                                                        $325,548

RESTAURANTS --- 2.94%
      5,100 Brinker International Inc*                                   184,722
                                                                        $184,722

RETAIL --- 4.04%
      4,400 Albertson's Inc                                               90,860
      3,700 Costco Wholesale Corp                                        163,466
                                                                        $254,326

SPECIALIZED SERVICES --- 1.75%
      8,000 Adecco SA                                                    110,000
                                                                        $110,000

TELEPHONE & TELECOMMUNICATIONS --- 2.26%
      6,000 SBC Communications Inc                                       142,140
                                                                        $142,140

TEXTILES --- 2.49%
      3,900 Liz Claiborne Inc                                            156,507
                                                                        $156,507

UTILITIES --- 8.88%
      3,500 Constellation Energy Group                                   180,950
      7,400 Duke Energy Corp                                             207,274
      4,600 NICOR Inc                                                    170,614
                                                                        $558,838

TOTAL COMMON STOCK --- 100.00%                                        $6,291,920
(Cost $4,551,321)

TOTAL GREAT-WEST VARIABLE ANNUITY ACCOUNT A --- 100%                  $6,291,920
(Cost $4,551,321)

Legend
* Non-income Producing Security

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. Variable Annuity Account A utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.




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Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT WEST VARIABLE ANNUITY ACCOUNT A

By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    May 25, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    May 25, 2005


By:      /s/ G.R. McDonald
         G.R. McDonald
         Treasurer


Date:    May 25, 2005